Note 14 - Information by Operating Segment - Net Economic Earnings to Net Income (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Net Income	$ 220.8	$ 271.7	$ 88.6
Impairments	0.0	0.0	148.6
Missouri regulatory adjustments	0.0	(9.0)	0.0
Fair value and timing adjustments	(11.4)	3.3	2.5
Acquisition, divestiture and restructuring activities	0.0	(1.3)	0.0
Income tax effect of adjustments	6.9	1.6	(31.9)
Net Economic Earnings	$ 216.3	$ 266.3	$ 207.8